Financial instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial instruments	Financial instruments

in CHF thousands	Financial assets at amortized costs
2025
Cash and cash equivalents	82,653
Trade receivables	253
Accrued income	71
Short-term time deposits	10,405
Balance at December 31	93,382
2024
Cash and cash equivalents	63,874
Trade receivables	286
Accrued income	276
Short-term time deposits	85,565
Balance at December 31	150,001
The above mentioned amounts were neither past due nor impaired at the end of the respective reporting period. Please also see note 25.

in CHF thousands	Financial liabilities at amortized cost
2025
Trade payables	937
Accrued project costs and royalties	2,268
Lease liabilities	3,644
Other non-employee related accrued expenses	453
Balance at December 31	7,302
2024
Trade payables	679
Accrued project costs and royalties	2,057
Lease liabilities	2,444
Other non-employee related accrued expenses	551
Balance at December 31	5,731
The carrying amount of financial assets and financial liabilities not measured at fair value (except for lease liabilities) is a reasonable approximation of fair value.